                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-07715
      ---------------------------------------------------------------------

              CREDIT SUISSE GLOBAL POST -VENTURE CAPITAL FUND, INC.
      ---------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
      ---------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
              Credit Suisse Global Post-Venture Capital Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2003
(UNAUDITED)


- CREDIT SUISSE
  GLOBAL POST-VENTURE CAPITAL FUND


More complete information about the Fund, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at
466 Lexington Ave., New York, NY 10017-3140. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    May 28, 2003

Dear Shareholder:

   For the six months ended April 30, 2003, the Common Class Shares and Advisor Class Shares of Credit Suisse Global Post-Venture Capital Fund (the "Fund")(1) were down 0.73% and 0.83%, respectively, versus increases of 7.67% for the Russell 2000(R) Growth Index,(2) 8.20% for the Russell Midcap(R) Growth Index,(2) 3.88% for the Morgan Stanley Capital International World Index,(2) and 1.71% for the Lipper Global Funds Index.(2) The Fund's Class A (without sales charge) shares(3), Class B (without contingent deferred sales charge) shares(3) and Class C (without contingent deferred sales charge) shares(3) were down 1.18%, 1.10% and 1.01% respectively, for the same period.

   The world's equity markets were highly volatile in the period, as investors struggled to assess the threat and reality of the Iraq war, and the likely speed and success of that conflict. Prices of equities, bonds, oil and gold gyrated in reaction to the war-related news flow. In the end, most countries saw their markets rise, reflecting a strong mid-March through April rally, as various worst-case scenarios (regarding energy costs, the expense of a lengthy war, etc.) suddenly appeared unlikely.

   We attribute the Fund's underperformance to weakness in certain holdings in late 2002 and early 2003. These included a number of the Fund's European holdings, which fell on worries over the region's tepid economic forecast. Specific technology and industrial-type names (from Europe and elsewhere) especially hindered the Fund's return. On a positive note, the Fund's consumer stocks collectively had good absolute and relative performance in the period.

   Our global allocation remained largely unchanged. We continued to favor the U.S., which we believe has the best prospects for a stimulus-driven economic rebound over the next year and beyond. We held about a third of the Fund's assets in Europe, and maintained a small position in Asia on a stock-specific basis.

   The Fund's recent performance notwithstanding, we continued to seek to take advantage of market volatility with a long-term view in mind. During periods of market weakness, we increased the Fund's allocation to certain U.S. companies that we feel could benefit when business spending finally recovers. Imminence of war caused numerous businesses to defer their capital investments. With the war's resolution seemingly at hand, a wide variety of companies may be more inclined to address their historically low inventory to sales ratios, their aging software platforms, and the advent of new productivity enhancers for increasing competitiveness.

   That said, we believe that economic growth over the next year might be modest at best, causing markets to periodically pull back on soft economic and earnings data. For our part, we will continue to attempt to add value via individual stock selection, looking for companies we believe have capable managements and compelling products or services.

Elizabeth B. Dater         Vincent J. McBride      Greg Norton-Kidd
Co-Portfolio Manager       Co-Portfolio Manager    Co-Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. BECAUSE OF THE NATURE OF THE FUND'S POST-VENTURE-CAPITAL INVESTMENTS AND CERTAIN AGGRESSIVE STRATEGIES IT MAY USE, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                          SINCE        INCEPTION
                            ONE YEAR      FIVE YEAR      INCEPTION       DATE
                            --------      ---------      ---------     ---------
Common Class                (38.27%)       (1.95%)          2.20%      9/30/1996
Advisor Class               (38.46%)       (2.23%)          1.90%      9/30/1996
Class A Without
   Sales Charge             (38.71%)          --          (28.28%)     7/31/2001
Class A With Maximum
   Sales Charge             (42.23%)          --          (30.79%)     7/31/2001
Class B Without CDSC        (38.77%)          --          (28.54%)     7/31/2001
Class B With CDSC           (41.22%)          --          (29.83%)     7/31/2001
Class C Without CDSC        (38.75%)          --          (28.49%)     7/31/2001
Class C With CDSC           (39.36%)          --          (28.49%)     7/31/2001

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

                                                          SINCE        INCEPTION
                            ONE YEAR      FIVE YEAR      INCEPTION       DATE
                            --------      ---------      ---------     ---------
Common Class                (29.74%)       (1.12%)          3.70%      9/30/1996
Advisor Class               (29.96%)       (1.39%)          3.40%      9/30/1996
Class A Without
   Sales Charge             (30.19%)          --          (22.93%)     7/31/2001
Class A With Maximum
   Sales Charge             (34.20%)          --          (25.50%)     7/31/2001
Class B Without CDSC        (30.30%)          --          (23.26%)     7/31/2001
Class B With CDSC           (33.09%)          --          (24.58%)     7/31/2001
Class C Without CDSC        (30.21%)          --          (23.17%)     7/31/2001
Class C With CDSC           (30.91%)          --          (23.17%)     7/31/2001

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Fund added the Russell Midcap(R) Growth Index and removed the Russell 2000(R) Growth Index as a benchmark, effective 12/12/2002, because the Russell Midcap(R) Growth Index represents a better approximation of performance for the category of products in which the

     Global Post-Venture Capital Fund is included. In addition to the Russell Midcap(R) Growth Index, the Morgan Stanley Capital International World Index remains a benchmark for the Fund. The Fund may also compare its performance to the Lipper Global Funds Index. The Russell 2000(R) Growth Index measures the performance of those companies in the Russell 2000(R) Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap(R) Growth Index measures the performance of those companies in the Russell Midcap(R) Index with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Russell Midcap(R) Growth Index and the Russell 2000(R) Growth Index are unmanaged indices of common stocks that include reinvestment of dividends and are compiled by Frank Russell Company. The Lipper Global Funds Index is an equal-weighted performance index, adjusted for capital-gain distributions and income dividends, of the largest qualifying equity funds classified by Lipper Inc. as global. It is compiled by Lipper Inc. The Morgan Stanley Capital International World Index is a free float-adjusted market-capitalization index that is designed to measure global developed-market equity performance. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was -6.86%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -5.06%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was -2.00%.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

                                                                             NUMBER OF
                                                                               SHARES          VALUE
                                                                           -------------   -------------
COMMON STOCKS (94.2%)
CANADA (2.8%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
    Celestica, Inc.*                                                              34,100   $     394,196
                                                                                           -------------
FOOD & DRUG RETAILING (2.0%)
    Shoppers Drug Mart Corp.*                                                     55,100         916,029
                                                                                           -------------
TOTAL CANADA                                                                                   1,310,225
                                                                                           -------------
FRANCE (2.5%)
OFFICE ELECTRONICS (2.5%)
    Neopost SA*                                                                   33,760       1,167,961
                                                                                           -------------
TOTAL FRANCE                                                                                   1,167,961
                                                                                           -------------
INDIA (1.9%)
IT CONSULTING & SERVICES (1.9%)
    Satyam Computer Services, Ltd.                                               279,950         901,138
                                                                                           -------------
TOTAL INDIA                                                                                      901,138
                                                                                           -------------
IRELAND (3.4%)
AIRLINES (3.4%)
    Ryanair Holdings PLC*                                                        232,800       1,604,452
                                                                                           -------------
TOTAL IRELAND                                                                                  1,604,452
                                                                                           -------------
JAPAN (1.0%)
DIVERSIFIED FINANCIALS (1.0%)
    JAFCO Company, Ltd.                                                           12,400         448,130
                                                                                           -------------
LEISURE EQUIPMENT & PRODUCTS (0.0%)
    Sega Corp.*                                                                       40             222
                                                                                           -------------
TOTAL JAPAN                                                                                      448,352
                                                                                           -------------
NETHERLANDS (2.1%)
FOOD PRODUCTS (2.1%)
    Nutreco Holdings NV                                                           64,280       1,004,311
                                                                                           -------------
TOTAL NETHERLANDS                                                                              1,004,311
                                                                                           -------------
NORWAY (1.7%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.7%)
    Tandberg ASA*                                                                209,430         814,041
                                                                                           -------------
TOTAL NORWAY                                                                                     814,041
                                                                                           -------------
SINGAPORE (1.1%)
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
    Flextronics International, Ltd.*                                              56,400         493,500
                                                                                           -------------
TOTAL SINGAPORE                                                                                  493,500
                                                                                           -------------
SWEDEN (2.4%)
HEALTHCARE EQUIPMENT & SUPPLIES (2.4%)
    Getinge AB Class B                                                            48,900       1,105,970
                                                                                           -------------
TOTAL SWEDEN                                                                                   1,105,970
                                                                                           -------------

                 See Accompanying Notes to Financial Statements.

                                                                             NUMBER OF
                                                                               SHARES          VALUE
                                                                           -------------   -------------
COMMON STOCKS (CONTINUED)
SWITZERLAND (4.3%)
COMPUTERS & PERIPHERALS (2.7%)
    Logitech International SA*                                                    34,060   $   1,255,622
                                                                                           -------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.6%)
    Nobel Biocare Holding AG                                                      14,180         784,118
                                                                                           -------------
TOTAL SWITZERLAND                                                                              2,039,740
                                                                                           -------------
UNITED KINGDOM (13.5%)
DIVERSIFIED FINANCIALS (2.9%)
    3i Group PLC                                                                 127,200         945,333
    Amvescap PLC                                                                  77,750         422,498
                                                                                           -------------
                                                                                               1,367,831
                                                                                           -------------
HOTELS, RESTAURANTS & LEISURE (4.1%)
    Enterprise Inns PLC                                                          114,400       1,120,809
    William Hill PLC                                                             215,260         803,332
                                                                                           -------------
                                                                                               1,924,141
                                                                                           -------------
HOUSEHOLD DURABLES (2.3%)
    MFI Furniture Group PLC                                                      523,700       1,104,845
                                                                                           -------------
SOFTWARE (4.2%)
    Amdocs, Ltd*                                                                  51,500         909,490
    Sage Group PLC                                                               470,700       1,043,812
                                                                                           -------------
                                                                                               1,953,302
                                                                                           -------------
TOTAL UNITED KINGDOM                                                                           6,350,119
                                                                                           -------------
UNITED STATES (57.5%)
BANKS (1.2%)
    Mellon Financial Corp.                                                        21,000         555,450
                                                                                           -------------
BIOTECHNOLOGY (2.3%)
    IDEC Pharmaceuticals Corp.*                                                   13,100         429,025
    MedImmune, Inc.*                                                              18,400         648,968
                                                                                           -------------
                                                                                               1,077,993
                                                                                           -------------
COMMERCIAL SERVICES & SUPPLIES (2.4%)
    BISYS Group, Inc.*                                                            38,700         653,256
    Education Management Corp.*                                                    9,800         478,436
                                                                                           -------------
                                                                                               1,131,692
                                                                                           -------------
COMMUNICATIONS EQUIPMENT (0.1%)
    Cisco Systems, Inc.*                                                           1,628          24,485
                                                                                           -------------
DIVERSIFIED FINANCIALS (1.2%)
    E*TRADE Group, Inc.*                                                         103,600         569,800
                                                                                           -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
    Solectron Corp.*                                                             289,000         921,910
                                                                                           -------------

                 See Accompanying Notes to Financial Statements.

                                                                             NUMBER OF
                                                                               SHARES          VALUE
                                                                           -------------   -------------
COMMON STOCKS (CONTINUED)
UNITED STATES (CONTINUED)
FOOD & DRUG RETAILING (3.7%)
    Whole Foods Market, Inc.*                                                     10,000   $     593,600
    Wild Oats Markets, Inc.*                                                     107,100       1,158,822
                                                                                           -------------
                                                                                               1,752,422
                                                                                           -------------
HEALTHCARE EQUIPMENT & SUPPLIES (1.2%)
    Wilson Greatbatch Technologies, Inc.*                                         16,800         550,872
                                                                                           -------------
HEALTHCARE PROVIDERS & SERVICES (8.8%)
    Accredo Health, Inc.*                                                         36,200         534,674
    AMERIGROUP Corp.*                                                             15,900         463,008
    Centene Corp.*                                                                15,900         509,356
    Pediatrix Medical Group, Inc.*                                                46,100       1,469,207
    Quest Diagnostics, Inc.*                                                       8,800         525,800
    United Surgical Partners International, Inc.*                                 34,100         631,873
                                                                                           -------------
                                                                                               4,133,918
                                                                                           -------------
HOUSEHOLD DURABLES (1.5%)
    Yankee Candle Company, Inc.*                                                  32,800         718,648
                                                                                           -------------
INSURANCE (2.9%)
    Radian Group, Inc.                                                            34,300       1,361,710
                                                                                           -------------
INTERNET & CATALOG RETAIL (1.0%)
    USA Interactive*                                                              15,600         467,220
                                                                                           -------------
MEDIA (2.7%)
    Clear Channel Communications, Inc.*                                           14,400         563,184
    Journal Register Co.*                                                          8,900         157,995
    Radio One, Inc. Class A*                                                      35,400         549,762
                                                                                           -------------
                                                                                               1,270,941
                                                                                           -------------
MULTILINE RETAIL (1.4%)
    Dollar Tree Stores, Inc.*                                                     25,300         643,885
                                                                                           -------------
OIL & GAS (1.9%)
    Chaparral Resources, Inc.*                                                         1               1
    Newfield Exploration Co.*                                                     26,000         894,140
                                                                                           -------------
                                                                                                 894,141
                                                                                           -------------
PHARMACEUTICALS (4.1%)
    Sepracor, Inc.*                                                               39,600         758,340
    SICOR, Inc.*                                                                  26,300         471,559
    Watson Pharmaceuticals, Inc.*                                                 24,500         712,215
                                                                                           -------------
                                                                                               1,942,114
                                                                                           -------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (4.4%)
    Applied Micro Circuits Corp.*                                                146,700         657,216
    Cypress Semiconductor Corp.*                                                  35,900         313,048
    GlobespanVirata, Inc.*                                                        97,400         591,218
    Integrated Circuit Systems, Inc.*                                             23,700         514,764
                                                                                           -------------
                                                                                               2,076,246
                                                                                           -------------

                 See Accompanying Notes to Financial Statements.

                                                                             NUMBER OF
                                                                               SHARES          VALUE
                                                                           -------------   -------------
COMMON STOCKS (CONCLUDED)
UNITED STATES (CONCLUDED)
SOFTWARE (8.9%)
    Activision, Inc.*                                                             24,800   $     379,440
    BEA Systems, Inc.*                                                            89,500         958,545
    Documentum, Inc.*                                                              1,623          29,847
    J. D. Edwards & Co.*                                                          39,500         473,210
    JDA Software Group, Inc.*                                                     43,800         493,188
    Magma Design Automation, Inc.*                                                 1,853          27,795
    Micromuse, Inc.*                                                             101,900         666,528
    Siebel Systems, Inc.*                                                         47,900         415,293
    THQ, Inc.*                                                                    53,200         751,716
                                                                                           -------------
                                                                                               4,195,562
                                                                                           -------------
SPECIALTY RETAIL (2.8%)
    Gymboree Corp.*                                                               18,400         307,464
    Hot Topic, Inc.*                                                              32,100         784,845
    Urban Outfitters, Inc.*                                                        8,000         238,560
                                                                                           -------------
                                                                                               1,330,869
                                                                                           -------------
VENTURE CAPITAL (3.0%)
    Austin Ventures*++                                                            73,191          73,191
    Boston Ventures*++                                                           431,441         431,441
    CVC Capital Partners*++                                                      176,483         176,483
    Madison Dearborn Partners, Inc.++                                            111,849         111,849
    New Enterprise Associates*++                                                 327,587         327,587
    Oak Investment Partners X LP*++                                              272,647         272,647
                                                                                           -------------
                                                                                               1,393,198
                                                                                           -------------
TOTAL UNITED STATES                                                                           27,013,076
                                                                                           -------------

TOTAL COMMON STOCKS (Cost $45,262,447)                                                        44,252,885
                                                                                           -------------
PREFERRED STOCKS (1.7%)
UNITED STATES (1.7%)
CONSUMER SERVICES (1.7%)
    PRN Corp.*++                                                                  88,000         792,000
                                                                                           -------------
INTERNET SOFTWARE & SERVICES (0.0%)
    Planetweb, Inc.*++                                                           183,800          12,866
                                                                                           -------------
TOTAL PREFERRED STOCKS (Cost $1,790,331)                                                         804,866
                                                                                           -------------
WARRANT (0.0%)
UNITED STATES (0.0%)
CONSUMER SERVICES (0.0%)
    PRN Corp.*++ (Cost $0)                                                        20,366               0
                                                                                           -------------

                 See Accompanying Notes to Financial Statements.

                                                                                 PAR
                                                                                 (000)         VALUE
                                                                               ---------   -------------
SHORT-TERM INVESTMENT (4.1%)
    State Street Bank and Trust Co. Euro Time Deposit, 1.188%, 5/01/03
    (Cost $1,923,000)                                                           $  1,923   $   1,923,000
                                                                                           -------------

TOTAL INVESTMENTS AT VALUE (100.0%) (Cost $48,975,778)                                        46,980,751

LIABILITIES IN EXCESS OF OTHER ASSETS (0.0%)                                                     (14,541)
                                                                                           -------------

NET ASSETS (100.0%)                                                                        $  46,966,210
                                                                                           =============

----------
*    Non-income producing security.
++ Restricted security, not readily marketable; security is valued at fair value as determined in good faith by the Board of Directors.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

ASSETS
    Investments at value (Cost $48,975,778) (Note 1)                                       $  46,980,751
    Cash                                                                                             617
    Foreign currency at value (cost $5,755)                                                        5,799
    Receivable for investments sold                                                            1,114,642
    Receivable for fund shares sold                                                              121,441
    Dividend and interest receivable                                                              49,683
    Prepaid expenses                                                                               5,433
                                                                                           -------------
      Total Assets                                                                            48,278,366
                                                                                           -------------
LIABILITIES
    Advisory fee payable (Note 2)                                                                  3,067
    Administrative services fee payable (Note 2)                                                   8,160
    Distribution fee payable (Note 2)                                                              9,587
    Payable for investments purchased                                                          1,060,054
    Payable for fund shares redeemed                                                              68,669
    Directors' fee payable                                                                           709
    Other accrued expenses payable                                                               161,910
                                                                                           -------------
      Total Liabilities                                                                        1,312,156
                                                                                           -------------
NET ASSETS
    Capital stock, $0.001 par value (Note 6)                                                       4,295
    Paid-in capital (Note 6)                                                                 142,502,074
    Accumulated net investment loss                                                             (285,946)
    Accumulated net realized loss on investments and foreign
      currency transactions                                                                  (93,260,833)
    Net unrealized depreciation from investments and foreign
      currency translations                                                                   (1,993,380)
                                                                                           -------------
      Net Assets                                                                           $  46,966,210
                                                                                           =============
COMMON SHARES
    Net assets                                                                             $  44,814,584
    Shares outstanding                                                                         4,094,897
                                                                                           -------------
    Net asset value, offering price, and redemption price per share                        $       10.94
                                                                                           =============
ADVISOR SHARES
    Net assets                                                                             $   1,415,062
    Shares outstanding                                                                           131,833
                                                                                           -------------
    Net asset value, offering price, and redemption price per share                        $       10.73
                                                                                           =============
A SHARES
    Net assets                                                                             $     622,198
    Shares outstanding                                                                            57,233
                                                                                           -------------
    Net asset value and redemption price per share                                         $       10.87
                                                                                           =============
    Maximum offering price per share (net asset value/(1-5.75%))                           $       11.53
                                                                                           =============
B SHARES
    Net assets                                                                             $      71,353
    Shares outstanding                                                                             6,611
                                                                                           -------------
    Net asset value and offering price per share                                           $       10.79
                                                                                           =============
C SHARES
    Net assets                                                                             $      43,013
    Shares outstanding                                                                             3,980
                                                                                           -------------
    Net asset value and offering price per share                                           $       10.81
                                                                                           =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME (NOTE 1)
    Dividends                                                                              $     119,203
    Interest                                                                                       9,563
    Foreign taxes withheld                                                                       (10,995)
                                                                                           -------------
      Total investment income                                                                    117,771
                                                                                           -------------
EXPENSES
    Investment advisory fees (Note 2)                                                            304,283
    Administrative services fees (Note 2)                                                         41,159
    Shareholder Servicing/Distribution fees (Note 2)                                              62,919
    Transfer agent fees (Note 2)                                                                 140,740
    Registration fees                                                                             68,261
    Printing fees (Note 2)                                                                        38,618
    Legal fees                                                                                    29,621
    Custodian fees                                                                                15,077
    Audit fees                                                                                     9,648
    Directors' fees                                                                                7,119
    Insurance expense                                                                              4,743
    Interest expense                                                                               1,008
    Miscellaneous expense                                                                          3,744
                                                                                           -------------
      Total expenses                                                                             726,940
    Less: fees waived and expenses reimbursed (Note 2)                                          (323,223)
                                                                                           -------------
      Net expenses                                                                               403,717
                                                                                           -------------
       Net investment loss                                                                      (285,946)
                                                                                           -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                                                        (8,128,243)
    Net realized loss on foreign currency transactions                                            (8,991)
    Net change in unrealized appreciation (depreciation) from investments                      7,919,082
    Net change in unrealized appreciation (depreciation) from foreign
     currency translations                                                                           858
                                                                                           -------------
    Net realized and unrealized loss from investments and foreign
     currency related items                                                                     (217,294)
                                                                                           -------------
    Net decrease in net assets resulting from operations                                   $    (503,240)
                                                                                           =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       FOR THE SIX MONTHS
                                                                             ENDED            FOR THE YEAR
                                                                         APRIL 30, 2003           ENDED
                                                                           (UNAUDITED)      OCTOBER 31, 2002
                                                                       ------------------   ----------------
FROM OPERATIONS
  Net investment loss                                                    $    (285,946)      $  (1,129,433)
  Net realized loss from investments and foreign
   currency transactions                                                    (8,137,234)        (17,267,579)
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                             7,919,940          (1,274,627)
                                                                         -------------       -------------
   Net decrease in net assets resulting from operations                       (503,240)        (19,671,639)
                                                                         -------------       -------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
  Proceeds from sale of shares                                               5,937,051          74,346,761
  Net asset value of shares redeemed                                       (12,651,267)(1)     (97,715,397)(2)
                                                                         -------------       -------------
   Net decrease in net assets from capital share transactions               (6,714,216)        (23,368,636)
                                                                         -------------       -------------
  Net decrease in net assets                                                (7,217,456)        (43,040,275)
                                                                         -------------       -------------
NET ASSETS
  Beginning of period                                                       54,183,666          97,223,941
                                                                         -------------       -------------
  End of period                                                          $  46,966,210       $  54,183,666
                                                                         =============       =============
ACCUMULATED NET INVESTMENT LOSS                                          $    (285,946)      $          --
                                                                         =============       =============

----------
(1)  Net of $10,262 of redemption fees retained by the Fund.
(2)  Net of $7,730 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                FOR THE SIX
                                                MONTHS ENDED                   FOR THE YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2003     ------------------------------------------------------------
                                                (UNAUDITED)         2002          2001           2000        1999       1998
                                               --------------     --------      --------      ---------    --------   --------
PER SHARE DATA
  Net asset value, beginning of period            $  11.02        $  14.73      $  27.67      $   19.25    $  10.53   $  11.15
                                                  --------        --------      --------      ---------    --------   --------

INVESTMENT OPERATIONS
  Net investment loss                                (0.06)(1)       (0.19)(1)     (0.21)(1)      (0.13)      (0.09)     (0.02)
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                   (0.02)          (3.52)       (12.73)         11.35        8.84      (0.20)
                                                  --------        --------      --------      ---------    --------   --------
      Total from investment operations               (0.08)          (3.71)       (12.94)         11.22        8.75      (0.22)
                                                  --------        --------      --------      ---------    --------   --------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  --              --            --             --          --      (0.29)
  Distributions from net realized gains                 --              --            --          (2.80)      (0.03)     (0.11)
                                                  --------        --------      --------      ---------    --------   --------
      Total dividends and distributions                 --              --            --          (2.80)      (0.03)     (0.40)
                                                  --------        --------      --------      ---------    --------   --------
REDEMPTION FEES                                       0.00(2)           --            --             --          --         --
                                                  --------        --------      --------      ---------    --------   --------
NET ASSET VALUE, END OF PERIOD                    $  10.94        $  11.02      $  14.73      $   27.67    $  19.25   $  10.53
                                                  ========        ========      ========      =========    ========   ========
      Total return(3)                                (0.73)%        (25.19)%      (46.77)%        60.22%      83.36%     (1.91)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $ 44,815        $ 52,702      $ 94,322      $ 211,822    $  7,263   $  3,661
    Ratio of expenses to average net assets(4)        1.65%(5)        1.65%         1.65%          1.67%       1.66%      1.65%
    Ratio of net investment loss to average
      net assets                                     (1.17)%(5)      (1.28)%       (1.06)%        (0.77)%     (0.61)%    (1.01)%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                  1.33%(5)        0.81%         0.49%          0.44%       2.07%      3.90%
  Portfolio turnover rate                               49%             84%          138%            96%        240%       187%

----------
(1) Per share information is calculated using the average share outstanding method.

(2)  This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was 1.65% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. For the year ended October 31, 2002, and the six months ended April 30, 2003, there were no transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                FOR THE SIX
                                                MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                               APRIL 30, 2003     ---------------------------------------------------------------
                                                (UNAUDITED)         2002          2001          2000         1999         1998
                                               --------------     --------      --------      ---------    --------      --------
PER SHARE DATA
  Net asset value, beginning of period            $  10.82        $  14.52      $  27.36      $   19.09    $  10.46      $  11.11
                                                  --------        --------      --------      ---------    --------      --------

INVESTMENT OPERATIONS
  Net investment loss                                (0.07)(1)       (0.22)(1)     (0.25)(1)      (0.16)      (0.12)(1)     (0.15)
  Net gain (loss) on investments and foreign
    currency related items
    (both realized and unrealized)                   (0.02)          (3.48)       (12.59)         11.24        8.78         (0.11)
                                                  --------        --------      --------      ---------    --------      --------
      Total from investment operations               (0.09)          (3.70)       (12.84)         11.08        8.66         (0.26)
                                                  --------        --------      --------      ---------    --------      --------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                  --              --            --             --          --         (0.28)
  Distributions from net realized gains                 --              --            --          (2.81)      (0.03)        (0.11)
                                                  --------        --------      --------      ---------    --------      --------
      Total dividends and distributions                 --              --            --          (2.81)      (0.03)        (0.39)
                                                  --------        --------      --------      ---------    --------      --------

REDEMPTION FEES                                         --            0.00(2)         --             --          --            --
                                                  --------        --------      --------      ---------    --------      --------
NET ASSET VALUE, END OF PERIOD                    $  10.73        $  10.82      $  14.52      $   27.36    $  19.09      $  10.46
                                                  ========        ========      ========      =========    ========      ========
      Total return(3)                                (0.83)%        (25.48)%      (46.93)%        59.94%      83.06%        (2.31)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)        $  1,415        $  1,306      $  2,858      $   8,614    $     54      $      1
    Ratio of expenses to average net assets(4)        1.90%(5)        1.90%         1.90%          1.92%       1.91%         1.90%
    Ratio of net investment loss
      to average net assets                          (1.42)%(5)      (1.55)%       (1.30)%        (1.02)%     (1.24)%       (1.26)%
    Decrease reflected in above operating
      expense ratios due to waivers/
      reimbursements                                  1.33%(5)        0.80%         0.48%          0.44%       1.27%        45.95%
  Portfolio turnover rate                               49%             84%          138%            96%        240%          187%

----------
(1) Per share information is calculated using the average share outstanding method.

(2)  This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Advisor Class shares' net operating expense ratio after reflecting these arrangements was 1.90% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. For the year ended October 31, 2002, and the six months ended April 30, 2003, there were no transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                     FOR THE SIX            FOR THE YEAR ENDED
                                                     MONTHS ENDED            ENDED OCTOBER 31,
                                                    APRIL 30, 2003        -----------------------
                                                     (UNAUDITED)            2002          2001(1)
                                                    --------------        --------       --------
PER SHARE DATA
  Net asset value, beginning of period              $        11.00        $  14.74       $  17.15
                                                    --------------        --------       --------

INVESTMENT OPERATIONS
  Net investment loss                                        (0.03)(2)       (0.15)(2)      (0.06)
  Net loss on investments and foreign
    currency related items
    (both realized and unrealized)                           (0.10)          (3.59)         (2.35)
                                                    --------------        --------       --------
      Total from investment operations                       (0.13)          (3.74)         (2.41)
                                                    --------------        --------       --------
NET ASSET VALUE, END OF PERIOD                      $        10.87        $  11.00       $  14.74
                                                    ==============        ========       ========
      Total return(3)                                        (1.18)%        (25.37)%       (14.05)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $          622        $     35       $      1
    Ratio of expenses to average net assets                   1.65%(4)        1.65%          1.65%(4)
    Ratio of net investment loss to average
      net assets                                             (0.65)%(4)      (1.16)%        (1.39)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    1.33%(4)        1.02%          1.03%(4)
  Portfolio turnover rate                                       49%             84%           138%

----------
(1) For the period July 31, 2001 (inception date) through October 31, 2001.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                     FOR THE SIX            FOR THE YEAR ENDED
                                                     MONTHS ENDED            ENDED OCTOBER 31,
                                                    APRIL 30, 2003        -----------------------
                                                     (UNAUDITED)            2002          2001(1)
                                                    --------------        --------       --------
PER SHARE DATA
  Net asset value, beginning of period              $        10.91        $  14.71       $  17.15
                                                    --------------        --------       --------

INVESTMENT OPERATIONS
  Net investment loss                                        (0.10)(2)       (0.30)(2)      (0.08)
  Net loss on investments and foreign
    currency related items
    (both realized and unrealized)                           (0.02)          (3.50)         (2.36)
                                                    --------------        --------       --------
      Total from investment operations                       (0.12)          (3.80)         (2.44)
                                                    --------------        --------       --------
NET ASSET VALUE, END OF PERIOD                      $        10.79        $  10.91       $  14.71
                                                    ==============        ========       ========
      Total return(3)                                        (1.10)%        (25.83)%       (14.23)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $           71        $     81       $      1
    Ratio of expenses to average net assets                   2.40%(4)        2.40%          2.40%(4)
    Ratio of net investment loss
      to average net assets                                  (1.92)%(4)      (2.07)%        (2.09)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    1.33%(4)        0.80%          1.02%(4)
  Portfolio turnover rate                                       49%             84%           138%

----------
(1) For the period July 31, 2001 (inception date) through October 31, 2001.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                     FOR THE SIX            FOR THE YEAR ENDED
                                                     MONTHS ENDED            ENDED OCTOBER 31,
                                                    APRIL 30, 2003        -----------------------
                                                     (UNAUDITED)            2002          2001(1)
                                                    --------------        --------       --------
PER SHARE DATA
  Net asset value, beginning of period              $        10.92        $  14.72       $  17.15
                                                    --------------        --------       --------

INVESTMENT OPERATIONS
  Net investment loss                                        (0.10)(2)       (0.28)(2)      (0.10)
  Net loss on investments and foreign
    currency related items
    (both realized and unrealized)                           (0.01)          (3.52)         (2.33)
                                                    --------------        --------       --------
      Total from investment operations                       (0.11)          (3.80)         (2.43)
                                                    --------------        --------       --------
NET ASSET VALUE, END OF PERIOD                      $        10.81        $  10.92       $  14.72
                                                    ==============        ========       ========
      Total return(3)                                        (1.01)%        (25.82)%       (14.17)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)          $           43        $     60       $     42
    Ratio of expenses to average net assets                   2.40%(4)        2.40%          2.40%(4)
    Ratio of net investment loss
      to average net assets                                  (1.93)%(4)      (2.02)%        (2.70)%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                    1.33%(4)        0.83%          1.14%(4)
  Portfolio turnover rate                                       49%             84%           138%

----------
(1) For the period July 31, 2001 (inception date) through October 31, 2001.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Global Post-Venture Capital Fund ("the Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company which seeks long-term growth of capital. The Fund was incorporated under the laws of the State of Maryland on July 16, 1996.

   The Fund is authorized to offer five classes of shares: Common Class, Advisor Class, Class A, Class B, and Class C shares. Effective December 12, 2001, the Fund closed the Common Class to new investors. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Common Class shares bear expenses pursuant to a distribution plan at an annual rate of 0.25% of the average daily net asset value of the Fund's Common Class shares. Advisor Class shares bear expenses pursuant to a shareholder servicing and distribution plan at an annual rate not to exceed 0.75% of the average daily net asset value of the Fund's Advisor Class shares. Advisor Class shares currently bear shareholder servicing and distribution expenses at the annual rate of 0.50% of average daily net assets. Class A shares are sold subject to a front-end sales charge of up to 5.75% and bear expenses pursuant to a distribution plan at an annual rate of 0.25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses pursuant to a distribution plan at an annual rate up to 1.00% of the average daily net asset value of the Fund Class C shares.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If no sales are reported, equity investments are generally valued at the most recent bid price. Debt securities with a remaining maturity greater than 60 days are valued on the basis of broker quotations or valuations provided by a pricing service that may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   The Fund initially values its investments in private-equity portfolios at the amount of capital contributed by the Fund, less related expenses, where identifiable, unless and until CSAM determines that such value does not represent fair value. Thereafter, investments in Private Funds held by the Fund are valued at their "fair values" using procedures approved by the Board of Directors. CSAM shall review daily the Global Post-Venture Capital Fund's fair valued securities.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2003 the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity may be invested in a variety of investments including certain CSAM-advised funds or the AIM Institutional Funds -- Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount.

   J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

   The Fund may invest up to 15% of its total assets in non-publicly traded securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Fund or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.25% of the Fund's average daily net assets. For the six months ended April 30, 2003, investment advisory fees earned, voluntarily waived, and expenses reimbursed for the Fund were as follows:

                 GROSS                              NET
               ADVISORY                           ADVISORY          EXPENSE
                 FEE             WAIVER             FEE          REIMBURSEMENT
             ----------         --------        ----------      ---------------
             $ 304,283         $ (304,283)        $  --            $ 18,940

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K."), Credit Suisse Asset Management Limited (CSAM Japan) ("CSAM Ltd. Japan") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd Australia"), each an affiliate of CSAM, are sub-investment advisers to the Fund. CSAM Ltd. U.K., CSAM Ltd. Japan and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net investment advisory fee and are not paid by the Fund.

   Abbott Capital Management LLC ("Abbott Capital") serves as sub-investment adviser for the Fund's assets invested in U.S. or foreign private limited partnerships or other investment funds ("Private Fund Investments"). Pursuant to the sub-advisory agreement between Abbott Capital and CSAM, Abbott Capital is entitled to a quarterly fee from CSAM at the annual rate of 1.00% of the value of the Fund's Private Fund Investments as of the end of each calendar quarter. No compensation is paid by the Fund to Abbott Capital for its sub-investment advisory services.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB, serve as co-administrators to the Fund.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended April 30, 2003, co-administrative services fees earned by CSAMSI were $24,343.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS                       ANNUAL RATE
           ------------------------                       -----------
           First $5 billion                    .050% of average daily net assets
           Next $5 billion                     .035% of average daily net assets
           Over $10 billion                    .020% of average daily net assets

   For the six months ended April 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $16,816.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares of the Fund. For the Advisor Class shares, the maximum amount payable under its 12b-1 Plan for distributing shares is 0.75% of its average daily net assets. However, the shareholder servicing and distribution fee is currently calculated at an annual rate of 0.50% of average daily net assets of the Advisor Class shares of the Fund. For the Class B and Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets of Class B and Class C shares, respectively. CSAMSI may use this fee to compensate service organizations for shareholder servicing and distribution services. For the six months ended April 30, 2003, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                                    SHAREHOLDER SERVICING/
            CLASS                                      DISTRIBUTION FEE
            -----                                   ----------------------
            Common Class                                  $ 58,876
            Advisor Class                                    3,197
            Class A                                            228
            Class B                                            368
            Class C                                            250
                                                          --------
                                                          $ 62,919
                                                          ========

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2003, the Fund reimbursed CSAM $50,688, which is included in the Fund's transfer agent expense.

   For the six months ended April 30, 2003, CSAMSI and its affiliates advised the Fund that it retained $19 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2003, Merrill was paid $8,620 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2003 and during the six months ended April 30, 2003 the Fund had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $23,257,291 and $30,270,008, respectively.

   At April 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $48,975,778, $4,477,410, $(6,472,437) and $(1,995,027), respectively.

NOTE 5. RESTRICTED SECURITIES

   Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. The table below shows the number of shares held, the acquisition dates, aggregate costs, fair value as of April 30, 2003, the value per share of such securities and percentage of net assets which the securities represent.

                                                                                                                        PERCENTAGE
                            SECURITY        NUMBER OF      ACQUISITION                        FAIR         VALUE PER      OF NET
SECURITY                     TYPE            SHARES           DATE            COST            VALUE          SHARE        ASSETS
------------------      ----------------    ---------      -----------    -----------      -----------     ---------    -----------
Austin Ventures         Ltd. Partnership      73,191         7/13/01      $    85,018      $    73,191      $ 1.00        0.15%
Boston Ventures         Ltd. Partnership     431,441         9/01/96          665,105          431,441        1.00        0.92%
CVC Capital
   Partners             Ltd. Partnership     176,483         9/04/01          153,635          176,483        1.00        0.38%
Madison Dearborn
   Partners, Inc.       Ltd. Partnership     111,849         4/02/01          143,345          111,849        1.00        0.24%
New Enterprise
   Associates           Ltd. Partnership     327,587        12/01/96          630,138          327,587        1.00        0.70%
Oak Investment
   Partners X LP        Ltd. Partnership     272,647         1/18/01          404,907          272,647        1.00        0.58%
Planetweb, Inc.         Preferred Stock      183,800         9/08/00          998,331           12,866        0.07        0.03%
PRN Corp.               Preferred Stock       88,000         8/13/01          792,000          792,000        9.00        1.68%
PRN Corp.               Warrants              20,366         8/14/01               --               --          --          --
                                                                          -----------      -----------                    ----
                                                                          $ 3,872,479      $ 2,198,064                    4.68%
                                                                          ===========      ===========                    ====

NOTE 6. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which one billion are classified as Common Class shares, two billion are classified as Advisor Class shares, one billion are designated as Class A shares, one billion are designated as Class B shares and one billion are classified as Class C shares. Transactions in capital shares were as follows:

                                                     COMMON CLASS
                               ---------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                APRIL 30, 2003 (UNAUDITED)        OCTOBER 31, 2002
                               ---------------------------------------------------------
                                 SHARES       VALUE            SHARES         VALUE
                               ---------   ------------      ----------    -------------
Shares sold                      157,715   $  1,703,969       4,625,116    $  70,142,442
Shares redeemed                 (847,156)    (9,040,459)     (6,242,097)     (92,637,159)
                               ---------   ------------      ----------    -------------
Net decrease                    (689,441)  $ (7,336,490)     (1,616,981)   $ (22,494,717)
                               =========   ============      ==========    =============

                                                    ADVISOR CLASS
                               ---------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                APRIL 30, 2003 (UNAUDITED)        OCTOBER 31, 2002
                               ---------------------------------------------------------
                                 SHARES       VALUE            SHARES         VALUE
                               ---------   ------------      ----------    -------------
Shares sold                       66,135   $    672,054         176,636    $   2,622,228
Shares redeemed                  (54,996)      (541,498)       (252,795)      (3,757,271)
                               ---------   ------------      ----------    -------------
Net increase (decrease)           11,139   $    130,556         (76,159)   $  (1,135,043)
                               =========   ============      ==========    =============

                                                       CLASS A
                               ---------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                APRIL 30, 2003 (UNAUDITED)        OCTOBER 31, 2002
                               ---------------------------------------------------------
                                 SHARES       VALUE            SHARES         VALUE
                               ---------   ------------      ----------    -------------
Shares sold                      353,482   $  3,560,428         109,808    $   1,226,255
Shares redeemed                 (299,434)    (3,044,903)       (106,690)      (1,171,446)
                               ---------   ------------      ----------    -------------
Net increase                      54,048   $    515,525           3,118    $      54,809
                               =========   ============      ==========    =============

                                                       CLASS B
                               ---------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                APRIL 30, 2003 (UNAUDITED)        OCTOBER 31, 2002
                               ---------------------------------------------------------
                                 SHARES       VALUE            SHARES         VALUE
                               ---------   ------------      ----------    -------------
Shares sold                           --   $         --          19,657    $     314,736
Shares redeemed                     (802)        (8,221)        (12,311)        (149,498)
                               ---------   ------------      ----------    -------------
Net increase (decrease)             (802)  $     (8,221)          7,346    $     165,238
                               =========   ============      ==========    =============

                                                       CLASS C
                               ---------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED        FOR THE YEAR ENDED
                                APRIL 30, 2003 (UNAUDITED)        OCTOBER 31, 2002
                               ---------------------------------------------------------
                                 SHARES       VALUE            SHARES         VALUE
                               ---------   ------------      ----------    -------------
Shares sold                           55   $        600           2,618    $      41,100
Shares redeemed                   (1,552)       (16,186)             (2)             (23)
                               ---------   ------------      ----------    -------------
Net increase (decrease)           (1,497)  $    (15,586)          2,616    $      41,077
                               =========   ============      ==========    =============

   The Board of Directors of the Fund approved the imposition of a redemption fee, effective September 16, 2002, whereby a fee of 2% of the value of Common Class and Advisor Class shares redeemed or exchanged within 30 days from the date of purchase will be charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee will be charged based on the value of shares at redemption, and will be paid directly to the Fund and become part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions will be redeemed first, followed by the shares held longest.

   On April 30, 2003, the number of shareholders that held 5% or more of the outstanding shares for each Class of the Fund were as follows:

                                   NUMBER OF        APPROXIMATE PERCENTAGE
           CLASS                  SHAREHOLDERS       OF OUTSTANDING SHARES
           -----                  ------------      ----------------------
           Common Class               2                      60%
           Advisor Class              4                      55%
           Class A                    2                      95%
           Class B                    6                      87%
           Class C                    4                      96%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Global Post-Venture Capital Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003, May 16, 2003 and June 5, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. The only proposal approved was the election of Directors.

1. To Elect the Following Nominees as Directors:

                                           FOR             WITHHELD
                                       -----------        ----------
           Richard H. Francis           3,142,184          264,458
           Jack W. Fritz                3,142,459          264,183
           Joseph D. Gallagher          3,147,681          258,961
           Jeffrey E. Garten            3,148,031          258,611
           Peter F. Krogh               3,148,106          258,537
           James S. Pasman, Jr.         3,141,222          265,420
           Steven N. Rappaport          3,148,871          257,772
           William W. Priest            3,148,638          258,004

           Total Eligible Shares        4,550,502
           Total Shares Voted           3,406,642
           % of Shares Voted                74.86%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                             % OF TOTAL SHARES      % OF TOTAL
                                SHARES          OUTSTANDING        SHARES VOTED
                              -----------   -------------------   --------------
        For                    2,006,937           44.10%             58.91%
        Against                  214,121            4.71%              6.29%
        Abstain                  134,277            2.95%              3.94%
        Broker Non-votes       1,051,308           23.10%             30.86%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                             % OF TOTAL SHARES      % OF TOTAL
                                 SHARES          OUTSTANDING        SHARES VOTED
                              -----------   -------------------   --------------
        For                    2,013,343           44.24%             59.10%
        Against                  207,119            4.55%              6.08%
        Abstain                  134,872            2.96%              3.96%
        Broker Non-votes       1,051,308           23.10%             30.86%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                             % OF TOTAL SHARES      % OF TOTAL
                                SHARES          OUTSTANDING        SHARES VOTED
                              -----------   -------------------   --------------
        For                    2,033,944           44.70%             59.71%
        Against                  190,075            4.18%              5.58%
        Abstain                  131,315            2.89%              3.85%
        Broker Non-votes       1,051,308           23.10%             30.86%

2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                             % OF TOTAL SHARES      % OF TOTAL
                                SHARES          OUTSTANDING        SHARES VOTED
                              -----------   -------------------   --------------
        For                    1,999,662           43.94%             58.70%
        Against                  223,318            4.91%              6.55%
        Abstain                  132,354            2.91%              3.89%
        Broker Non-votes       1,051,308           23.10%             30.86%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                             % OF TOTAL SHARES      % OF TOTAL
                                SHARES          OUTSTANDING        SHARES VOTED
                              -----------   -------------------   --------------
        For                    1,985,187           43.63%             58.27%
        Against                  233,930            5.14%              6.87%
        Abstain                  136,217            2.99%              4.00%
        Broker Non-votes       1,051,308           23.10%             30.86%

2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                             % OF TOTAL SHARES      % OF TOTAL
                                SHARES          OUTSTANDING        SHARES VOTED
                              -----------   -------------------   --------------
        For                    2,029,522           44.60%             59.58%
        Against                  193,294            4.25%              5.67%
        Abstain                  132,518            2.91%              3.89%
        Broker Non-votes       1,051,308           23.10%             30.86%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                             % OF TOTAL SHARES      % OF TOTAL
                                SHARES          OUTSTANDING        SHARES VOTED
                              -----------   -------------------   --------------
        For                    1,970,556           43.30%             57.84%
        Against                  249,991            5.49%              7.34%
        Abstain                  134,787            2.96%              3.96%
        Broker Non-votes       1,051,308           23.10%             30.86%

4. To Amend the Charter Document to Allow Involuntary Redemptions:

                                             % OF TOTAL SHARES      % OF TOTAL
                                SHARES          OUTSTANDING        SHARES VOTED
                              -----------   -------------------   --------------
        For                    1,989,742           43.73%             58.41%
        Against                  226,676            4.98%              6.65%
        Abstain                  138,916            3.05%              4.08%
        Broker Non-votes       1,051,308           23.10%             30.86%

CREDIT SUISSE GLOBAL POST-VENTURE CAPITAL FUND
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. Box 55030, BOSTON, MA 02205-5030
800-927-2874 - www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSGPV-3-0403

ITEM 2. CODE OF ETHICS.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(b) The certifications of the Registrant as required by Rule 30a-2 under the Act are exhibits to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               Credit Suisse Global Post-Venture Capital Fund, Inc.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  July 2, 2003

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  July 2, 2003

               /s/ Michael A. Pignataro
               Name:  Michael A. Pignataro
               Title: Chief Financial Officer
               Date:  July 2, 2003